Cover	Jan. 13, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 13, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43053
Entity Registrant Name	OneIM Acquisition Corp.
Entity Central Index Key	0002088325
Entity Tax Identification Number	98-1883783
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	11th Floor
Entity Address, Address Line Two	390 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	646
Local Phone Number	222 9570
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-sixth of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-sixth of one redeemable warrant
Trading Symbol	OIMAU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	OIM
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	OIMAW
Security Exchange Name	NASDAQ